Convertible Debt – Related Party	6 Months Ended
Jun. 30, 2022
Disclosure Of Convertible Debt Explanatory Abstract
CONVERTIBLE DEBT – RELATED PARTY

8. CONVERTIBLE DEBT – RELATED PARTY

During the years ended December 31, 2019 and 2020, the Company entered into loan agreements with related parties totaling EUR 417,133 (approximately $467,154) (the “2019 and 2020 Convertible Loans”). The 2019 and 2020 Convertible Loans bear interest at 3.5% and have a maturity date of September 30, 2022. While the 2019 and 2020 Convertible Loans are outstanding, the lenders are entitled to 0.5% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lenders do not partake in the Company’s losses. As the Company incurred losses during 2021, 2020 and 2019, no expense has been recorded in any period for profit sharing. At maturity, the 2019 and 2020 Convertible Loans are convertible into ordinary shares of the Company at EUR 1 per share.

The 2019 and 2020 Convertible Loans were determined to be a financial instrument comprising an equity classified conversion feature with a host debt component. On initial recognition, the Company used the residual value method to allocate the principal amount of the 2019 and 2020 Convertible Loans between the two components. The host debt component was valued first, based on similar debt securities without an embedded conversion feature and the residual was allocated to the equity-classified conversion feature. The Company recognized debt discounts totaling EUR 13,064 on issuance of the 2019 and 2020 Convertible Loans.

In November 2017, the Company entered into loan agreements with two shareholders of the Company for loans totaling EUR 80,278 (approximately $92,007) (the “2017 Convertible Loans”). The loans are convertible at the option of the lender to shares totaling 4.25% of the Company’s common shares outstanding at the time of conversion. The loans are non-interest bearing, are unsecured and are due on demand. During the year ended December 31, 2019, principal in the amount of EUR 5,000 ($5,597) was exchanged for the 2019 and 2020 Convertible Loans and EUR 5,000 ($5,597) was extinguished as the lender elected to offset the debt amount against amounts in trade receivables due to the Company.

During the year ended December 31, 2021, the loan amount of EUR 417,272 ($508,237) were converted into 392,757 shares of share capital and the Company received cash of EUR 6,485 ($7,673) to issue shares.

A continuity of the Company’s Convertible Debt – Related Party is as follows:

	2019 and 2020 Convertible Loans	2017 Convertible Loans	Total
Balance, January 1, 2021	$447,181	$86,189	$533,370
Accretion	60,136	-	60,136
Conversion	(471,528)	(36,709)	(508,237)
Effects of currency translation	(3,568)	(3,814)	(7,382)
Balance, December 31, 2021	$32,221	$45,666	$77,887
Accretion	1,205	-	1,205
Effects of currency translation	(2,578)	(3,584)	(6,162)
Balance, June 30, 2022	$30,848	$42,082	$72,930